Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000241248 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.12%)	12.48%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	19.05%